Consolidated Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Total Revenue	$ 1,763,451	$ 3,293,293
Less Cost of Goods Sold	(298,051)	(586,884)
Gross Profit	1,465,400	2,706,409
Operating Costs and Expenses:
Selling, General and Administrative	6,062,758	7,602,945
Research and Development	206,406	155,630
Impairment Expense	577,852	914,091
Loss From Operations	(5,381,616)	(5,966,257)
Other Expense:
Interest Expense	(270,182)	(198,450)
Other Project Income, Net	191,746
Loss on Conversion of Senior Secured Note Payable		(695,342)
Unrealized Gain on Series 2023 Derivative/Warrant Liability	103,335
Net Loss	(5,356,717)	(6,860,049)
Deemed Dividend on Series A Convertible Preferred Stock		(793,175)
Cumulative Series A Convertible Preferred Stock Dividend Requirement		(111,333)
Net Loss Available to Common Stockholders	$ (5,356,717)	$ (7,764,557)
Net Loss per Common Share, Basic	$ (1.21)	$ (1.87)
Net Loss per Common Share, Diluted	$ (1.21)	$ (1.87)
Shares Used in Computing Net Loss per Common Share, Basic	4,430,535	4,144,122
Shares Used in Computing Net Loss per Common Share, Diluted	4,430,535	4,144,122
Product [Member]
Total Revenue	$ 1,702,451	$ 2,662,793
Product Sales Related Parties [Member]
Total Revenue	36,000	30,500
Consulting Revenue [Member]
Total Revenue	$ 25,000	$ 600,000